Short-term debt	12 Months Ended
Jun. 30, 2021
Short-term debt.
Short-term debt
19	Short-term debt

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Short-term debt[1]		60	21 888
Short-term portion of
long-term debt[2]	17	5 506	19 686
lease liabilities	18	1 771	1 894
		7 337	43 468
1	The decrease in 2021 relates to the repayments of R19 717 million, ($1 billion syndicated loan and commercial banking facilities), translation gains of R1 958 million and transfer of R197 million to disposal groups held for sale. Sasol secured the R17 billion (US$1 billion) syndicated loan facility in November 2019.
2	At 30 June 2020 R17 billion (US$1 billion) of the RCF was classified as short-term in anticipation of proceeds from asset disposals being used to repay debt in accordance with the covenant waiver agreement. This was repaid during the current year. Refer note 17.